Selected Quarterly Financial Results - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2015	Nov. 23, 2015	Apr. 30, 2015
Selected Quarterly Financial Results (Unaudited)
Gain related to litigation settlement		$ 80,000
CityCenter Holdings, LLC [Member]
Selected Quarterly Financial Results (Unaudited)
Gain related to litigation settlement		$ 160,000					$ 80,000
Impact of litigation settlement charge on diluted earnings per share		$ 0.09					$ 0.10
Percentage ownership interest	50.00%	50.00%	50.00%				50.00%	50.00%				50.00%
CityCenter Holdings, LLC [Member] | Harmon [Member]
Selected Quarterly Financial Results (Unaudited)
Impact of litigation settlement charge on diluted earnings per share			$ 0.02					$ 0.02
Percentage ownership interest			50.00%					50.00%
Property transactions settlement charge			$ 18,000
M G M China
Selected Quarterly Financial Results (Unaudited)
Investment impairment charge							$ 1,500,000
Impact of equity method investment impairment charges on diluted loss per share	$ 1.38						$ 1.33
Grand Victoria [Member]
Selected Quarterly Financial Results (Unaudited)
Investment impairment charge				$ 29,000	$ 29,000	$ 37,000	$ 17,050	$ 28,789	$ 36,607
Impact of equity method investment impairment charges on diluted loss per share	$ 0.02			$ 0.04			$ 0.02	$ 0.04
Percentage ownership interest	50.00%			50.00%	50.00%	50.00%	50.00%
Circus Circus Reno [Member]
Selected Quarterly Financial Results (Unaudited)
Gain on sale of investment							$ 23,000
Impact of sale of investment on diluted loss per share	$ 0.03						$ 0.03
Silver Legacy [Member]
Selected Quarterly Financial Results (Unaudited)
Percentage ownership interest	50.00%						50.00%			50.00%	50.00%